Organization and Business Description (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of TOYO	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
TOYO [Member]
Parent company:
Date of Incorporation	May 16, 2023	May 16, 2023
Place of Incorporation	Cayman Islands	Cayman Islands
% of Ownership	Parent	Parent
Principal Activities	Investment holding	Investment holding
Wholly owned subsidiaries of TOYO
Date of Incorporation	May 16, 2023	May 16, 2023
Place of Incorporation	Cayman Islands	Cayman Islands
Principal Activities	Investment holding	Investment holding
TOPTOYO Investment Pte. Ltd. (“TOYO SinCo”) [Member]
Parent company:
Date of Incorporation	Apr. 26, 2023	Apr. 26, 2023
Place of Incorporation	Singapore	Singapore
Principal Activities	Investment holding	Investment holding
Wholly owned subsidiaries of TOYO
Date of Incorporation	Apr. 26, 2023	Apr. 26, 2023
Place of Incorporation	Singapore	Singapore
% of Ownership	100.00%	100.00%
Principal Activities	Investment holding	Investment holding
TOYO Solar [Member]
Parent company:
Date of Incorporation	Nov. 08, 2022	Nov. 08, 2022
Place of Incorporation	Vietnam	Vietnam
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses	Design, manufacture and sales of solar cells and solar modules and related businesses
Wholly owned subsidiaries of TOYO
Date of Incorporation	Nov. 08, 2022	Nov. 08, 2022
Place of Incorporation	Vietnam	Vietnam
% of Ownership	100.00%	100.00%
Principal Activities	Design, manufacture and sales of solar cells and solar modules and related businesses	Design, manufacture and sales of solar cells and solar modules and related businesses